Loans and Leases (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Receivables with Imputed Interest [Table Text Block]
The loan portfolio segment balances at December 31, 2014 and December 31, 2013 are presented in the following table:

	December 31, 2014			December 31, 2013
(in thousands)	Legacy	Acquired	Total	Legacy	Acquired	Total
Real estate
Construction and land	$56,490	$7,668	$64,158	$44,767	$6,117	$50,884
Residential - first lien	58,904	29,389	88,293	38,747	502	39,249
Residential - junior lien	11,006	8,295	19,301	8,220	46	8,266
Total residential real estate	69,910	37,684	107,594	46,967	548	47,515
Commercial - owner occupied	85,824	27,002	112,826	79,623	10,710	90,333
Commercial - non-owner occupied	100,589	23,369	123,958	99,933	13,626	113,559
Total commercial real estate	186,413	50,371	236,784	179,556	24,336	203,892
Total real estate loans	312,813	95,723	408,536	271,290	31,001	302,291
Commercial loans and leases	113,176	26,493	139,669	96,518	3,892	100,410
Consumer	1,485	3,227	4,712	1,153	21	1,174
Total loans	$427,474	$125,443	$552,917	$368,961	$34,914	$403,875